INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	$ 5,808,574	$ 5,808,574
Multiple units without significant goodwill	737,393	737,393
Total, Multiple units without significant goodwill	11,360,003	11,360,003
Impairment of goodwill - Transocean	(5,551,429)	(5,551,429)
Goodwill, net	5,808,574	5,808,574
Transocean Oil Pte. Ltd. ("Transocean") [Member]
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	5,551,429	5,551,429
YY Circle (HK) Pte Limited ("YYC HK") [Member]
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	2,260,054	2,260,054
YY Circle (Thailand) Company Limited ("YYC TH") [Member]
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	2,166,835	2,166,835
Property Facility Services Pte. Ltd. ("PFS") [Member]
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	644,292	644,292
CGUs [Member]
INTANGIBLE ASSETS AND GOODWILL - Schedule of Impairment Testing Goodwill (Details) [Line Items]
Goodwill	$ 10,622,610	$ 10,622,610